Cat Financial Financing Activities	12 Months Ended
Dec. 31, 2011
Cat Financial Financing Activities
Cat Financial Financing Activities

6.              Cat Financial Financing Activities

A.            Wholesale inventory receivables

Wholesale inventory receivables are receivables of Cat Financial that arise when Cat Financial provides financing for a dealer’s purchase of inventory. These receivables are included in Receivables—trade and other and Long-term receivables—trade and other in Statement 2 and were $1,990 million, $1,361 million, and $937 million at December 31, 2011, 2010 and 2009, respectively.

Contractual maturities of outstanding wholesale inventory receivables:

(Millions of dollars)

	December 31, 2011
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2012	$204	$128	$1,028	$1,360
2013	107	74	95	276
2014	72	58	59	189
2015	23	23	9	55
2016	7	9	2	18
	413	292	1,193	1,898
Guaranteed residual value	—	129	—	129
Unguaranteed residual value	—	11	—	11
Less: Unearned income	(7)	(33)	(8)	(48)
Total	$406	$399	$1,185	$1,990

Please refer to Note 17 and Table III for fair value information.

B.            Finance receivables

Finance receivables are receivables of Cat Financial, which generally can be repaid or refinanced without penalty prior to contractual maturity. Total finance receivables reported in Statement 2 are net of an allowance for credit losses.

Cat Financial provides financing only when acceptable criteria are met. Credit decisions are based on, among other things, the customer’s credit history, financial strength and intended use of equipment. Cat Financial typically maintains a security interest in retail financed equipment and requires physical damage insurance coverage on financed equipment.

Contractual maturities of outstanding finance receivables:
(Millions of dollars)
	December 31, 2011
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2012	$1,771	$3,052	$2,993	$7,816
2013	1,199	2,002	1,941	5,142
2014	772	1,070	1,261	3,103
2015	371	458	996	1,825
2016	111	211	766	1,088
Thereafter	19	125	880	1,024
	4,243	6,918	8,837	19,998
Guaranteed Residual value	—	393	—	393
Unguaranteed Residual value	—	461	—	461
Less: Unearned income	(59)	(738)	(75)	(872)
Total	$4,184	$7,034	$8,762	$19,980

Please refer to Note 17 and Table III for fair value information.

C.            Credit quality of financing receivables and allowance for credit losses

Cat Financial adopted the accounting guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses as of December 31, 2010.  See Note 1K for additional information.  This guidance requires information to be disclosed at disaggregated levels, defined as portfolio segments and classes.

Cat Financial applies a systematic methodology to determine the allowance for credit losses for finance receivables.  Based upon Cat Financial’s analysis of credit losses and risk factors, portfolio segments are as follows:

•                  Customer - Finance receivables with the customer.

•                  Dealer - Finance receivables with Caterpillar dealers.

Cat Financial further evaluates portfolio segments by the class of finance receivables, which is defined as a level of information (below a portfolio segment) in which the finance receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk.  Typically, Cat Financial’s finance receivables within a geographic area have similar credit risk profiles and methods for assessing and monitoring credit risk.  Cat Financial’s classes, which align with management reporting, are as follows:

•                  North America - Finance receivables originated in the United States or Canada.

•                  Europe - Finance receivables originated in Europe, Africa, Middle East and the Commonwealth of Independent States.

•                  Asia Pacific - Finance receivables originated in Australia, New Zealand, China, Japan, South Korea and Southeast Asia, as well as large mining customers worldwide.

•                  Latin America - Finance receivables originated in Central and South American countries and Mexico.

•                  Global Power Finance - Finance receivables related to marine vessels with Caterpillar engines, for all countries and Caterpillar electrical power generation, gas compression and co-generation systems and non-Caterpillar equipment that is powered by these systems, for all countries.

Impaired loans and finance leases

For all classes, a loan or finance lease is considered impaired, based on current information and events, if it is probable that Cat Financial will be unable to collect all amounts due according to the contractual terms of the loan or finance lease.  Loans and finance leases reviewed for impairment include loans and finance leases that are past due, non-performing or in bankruptcy. Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.  Cash receipts on impaired loans or finance leases are recorded against the receivable and then to any unrecognized income.

At December 31, 2011 and 2010, there were no impaired loans or finance leases for the Dealer portfolio segment.  The average recorded investment for impaired loans and finance leases within the dealer portfolio segment was zero during 2011 and $19 million during 2010, all of which was in the Europe finance receivable class.  As of December 31, individually impaired loans and finance leases for customers were as follows:

	As of December 31, 2011			As of December 31, 2010
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance

Impaired Loans and Finance Leases With No Allowance Recorded[1]
Customer
North America	$77	$75	$—	$87	$87	$—
Europe	5	4	—	6	4	—
Asia Pacific	12	12	—	13	13	—
Latin America	9	9	—	3	3	—
Global Power Finance	175	170	—	174	174	—
Total	$278	$270	$—	$283	$281	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$69	$64	$15	$191	$185	$44
Europe	36	33	12	62	57	15
Asia Pacific	26	26	7	27	27	7
Latin America	25	25	6	44	43	9
Global Power Finance	93	92	16	34	33	4
Total	$249	$240	$56	$358	$345	$79

Total Impaired Loans and Finance Leases
Customer
North America	$146	$139	$15	$278	$272	$44
Europe	41	37	12	68	61	15
Asia Pacific	38	38	7	40	40	7
Latin America	34	34	6	47	46	9
Global Power Finance	268	262	16	208	207	4
Total	$527	$510	$56	$641	$626	$79

1    No related allowance for credit losses due to sufficient collateral value.

	Year Ended December 31, 2011		Year Ended December 31, 2010
(Millions of dollars)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired Loans and Finance Leases With No Allowance Recorded[1]
Customer
North America	$90	$4	$39	$2
Europe	5	—	7	—
Asia Pacific	13	1	9	—
Latin America	9	1	5	—
Global Power Finance	212	6	92	—
Total	$329	$12	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$142	$5	$271	$11
Europe	50	2	85	4
Asia Pacific	22	1	40	3
Latin America	39	2	39	3
Global Power Finance	83	—	17	—
Total	$336	$10	$452	$21

Total Impaired Loans and Finance Leases
Customer
North America	$232	$9	$310	$13
Europe	55	2	92	4
Asia Pacific	35	2	49	3
Latin America	48	3	44	3
Global Power Finance	295	6	109	—
Total	$665	$22	$604	$23

1          No related allowance for credit losses due to sufficient collateral value.

As of December 31, 2009, the impaired loans and finance leases were as follows:

(Millions of dollars)	2009
Impaired loans/finance leases for which there is a related allowance for credit losses (related allowance of $117 million)	$448
Impaired loans/finance leases for which there is no related allowance for credit losses (due to sufficient collateral value)	65
Total investment in impaired loans/finance leases as of December 31,	$513

Average investment in impaired loans/finance leases	$425

Non-accrual and past due loans and finance leases

For all classes, Cat Financial considers a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.  Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.

As of December 31, 2011 and 2010, there were no loans or finance leases on non-accrual status for the Dealer portfolio segment.

The investment in customer loans and finance leases on non-accrual status was as follows:

(Millions of dollars)	December 31, 2011	December 31, 2010
Customer
North America	$112	$217
Europe	58	89
Asia Pacific	36	31
Latin America	108	139
Global Power Finance	158	163
Total	$472	$639

As of December 31, 2009, the investments in loans and finance leases on non-accrual status were $678 million.

Past due loans and finance leases were as follows:

	December 31, 2011
(Millions of dollars)	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$74	$39	$111	$224	$5,378	$5,602	$9
Europe	27	11	57	95	2,129	2,224	10
Asia Pacific	47	23	50	120	4,242	4,362	14
Latin America	32	15	99	146	2,339	2,485	—
Global Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	—	—	1,689	1,689	—
Europe	—	—	—	—	57	57	—
Asia Pacific	—	—	—	—	161	161	—
Latin America	—	—	—	—	480	480	—
Global Power Finance	—	—	—	—	—	—	—
Total	$194	$104	$442	$740	$19,240	$19,980	$58

	December 31, 2010
(Millions of dollars)	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia Pacific	63	17	37	117	3,412	3,529	12
Latin America	44	16	144	204	2,222	2,426	1
Global Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,291	1,291	—
Europe	—	—	—	—	41	41	—
Asia Pacific	—	—	—	—	151	151	—
Latin America	—	—	—	—	457	457	—
Global Power Finance	—	—	—	—	3	3	—
Total	$291	$106	$569	$966	$18,957	$19,923	$91

As of December 31, 2009, the investment in loans and finance leases past due over 90 days and still accruing were $134 million.

Allowance for credit loss activity

In estimating the allowance for credit losses, Cat Financial reviews loans and finance leases that are past due, non-performing or in bankruptcy.

The allowance for credit losses as of December 31 were as follows:

	December 31, 2011
(Millions of dollars)	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$357	$5	$362
Receivables written off	(210)	—	(210)
Recoveries on receivables previously written off	52	—	52
Provision for credit losses	167	1	168
Other	(6)	—	(6)
Balance at end of period	$360	$6	$366

Individually evaluated for impairment	$56	$—	$56
Collectively evaluated for impairment	304	6	310
Ending Balance	$360	$6	$366

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$527	$—	$527
Collectively evaluated for impairment	17,066	2,387	19,453
Ending Balance	$17,593	$2,387	$19,980

(Millions of dollars)	December 31, 2010	December 31, 2009
Allowance for Credit Losses:
Balance at beginning of year	$376	$391
Provision for credit losses	205	225
Receivables written off	(288)	(281)
Recoveries on receivables previously written off	51	28
Adjustment to adopt consolidation of variable-interest entities	18	—
Other—net	—	13
Balance at end of year	$362	$376

	December 31, 2010
(Millions of dollars)	Customer	Dealer	Total
Individually evaluated for impairment	$79	$—	$79
Collectively evaluated for impairment	278	5	283
Ending Balance	$357	$5	$362

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$641	$—	$641
Collectively evaluated for impairment	17,339	1,943	19,282
Ending Balance	$17,980	$1,943	$19,923

Credit quality of finance receivables

The credit quality of finance receivables is reviewed on a monthly basis.  Credit quality indicators include performing and non-performing.  Non-performing is defined as finance receivables currently over 120 days past due and/or on non-accrual status or in bankruptcy.  Finance receivables not meeting the criteria listed above are considered performing.  Non-performing receivables have the highest probability for credit loss.  The allowance for credit losses attributable to non-performing receivables is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, Cat Financial estimates the current fair market value of the collateral and factor in credit enhancements such as additional collateral and contractual third-party guarantees.

As of December 31, the recorded investment of performing and non-performing finance receivables was as follows:

	December 31, 2011
(Millions of dollars)	Customer	Dealer	Total
Performing
North America	$5,490	$1,689	$7,179
Europe	2,166	57	2,223
Asia Pacific	4,326	161	4,487
Latin America	2,377	480	2,857
Global Power Finance	2,762	—	2,762
Total Performing	$17,121	$2,387	$19,508

Non-Performing
North America	$112	$—	$112
Europe	58	—	58
Asia Pacific	36	—	36
Latin America	108	—	108
Global Power Finance	158	—	158
Total Non-Performing	$472	$—	$472

Performing & Non-Performing
North America	$5,602	$1,689	$7,291
Europe	2,224	57	2,281
Asia Pacific	4,362	161	4,523
Latin America	2,485	480	2,965
Global Power Finance	2,920	—	2,920
Total	$17,593	$2,387	$19,980

	December 31, 2010
(Millions of dollars)	Customer	Dealer	Total
Performing
North America	$6,231	$1,291	$7,522
Europe	2,421	41	2,462
Asia Pacific	3,498	151	3,649
Latin America	2,287	457	2,744
Global Power Finance	2,904	3	2,907
Total Performing	$17,341	$1,943	$19,284

Non-Performing
North America	$217	$—	$217
Europe	89	—	89
Asia Pacific	31	—	31
Latin America	139	—	139
Global Power Finance	163	—	163
Total Non-Performing	$639	$—	$639

Performing & Non-Performing
North America	$6,448	$1,291	$7,739
Europe	2,510	41	2,551
Asia Pacific	3,529	151	3,680
Latin America	2,426	457	2,883
Global Power Finance	3,067	3	3,070
Total	$17,980	$1,943	$19,923

Troubled Debt Restructurings

A restructuring of a loan or finance lease receivable constitutes a troubled debt restructuring (TDR) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties.  Concessions granted may include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses.  The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, Cat Financial estimates the current fair market value of the collateral and factors in credit enhancements such as additional collateral and contractual third-party guarantees.

There were no loans or finance lease receivables modified as TDRs during the year ended December 31, 2011 for the Dealer portfolio segment.

Loan and finance lease receivables modified as TDRs during the year ended December 31, 2011, were as follows:

	Year Ended December 31, 2011
(Dollars in millions)	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	71	$13	$13
Europe[1]	7	44	44
Latin America	12	10	10
Global Power Finance[2,3]	35	117	117
Total[4]	125	$184	$184

[1]	One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the twelve months ended December 31, 2011.
[2]	Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the twelve months ended December 31, 2011.
[3]

During the twelve months ended December 31, 2011, $15 million of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. The $15 million of additional funds is not reflected in the table above. At December 31, 2011, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $25 million.

[4]	Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs with a payment default during the year ended December 31, 2011, which had been modified within twelve months prior to the default date, were as follows:

	Year Ended December 31, 2011
(Dollars in millions)	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	48	$26
Europe	1	1
Latin America	7	4
Global Power Finance[1]	14	70
Total	70	$101

[1] Two customers comprise $65 million of the $70 million post-TDR recorded investment for the twelve months ended December 31, 2011.

D.   Securitized Retail Installment Sale Contracts and Finance Leases

Cat Financial periodically transfers certain finance receivables relating to retail installment sale contracts and finance leases to SPEs as part of their asset-backed securitization program.  The SPEs have limited purposes and generally are only permitted to purchase the finance receivables, issue asset-backed securities and make payments on the securities.  The SPEs only issue a single series of securities and generally are dissolved when those securities have been paid in full.  The SPEs issue debt to pay for the finance receivables they acquire from Cat Financial.  The primary source for repayment of the debt is the cash flows generated from the finance receivables owned by the SPEs.  The assets of the SPEs are legally isolated and are not available to pay the creditors of Cat Financial.  Cat Financial retains interests in the securitization transactions, including subordinated certificates issued by the SPEs, rights to cash reserves and residual interests.  For bankruptcy analysis purposes, Cat Financial has sold the finance receivables to the SPEs in a true sale and the SPEs are separate legal entities.  The investors and the SPEs have no recourse to any of Cat Financial’s other assets for failure of debtors to pay when due.

In accordance with the new consolidation accounting guidance adopted January 1, 2010, these SPEs were concluded to be VIEs.  Cat Financial determined that it was the primary beneficiary based on its power to direct activities through its role as servicer and its obligation to absorb losses and right to receive benefits and therefore consolidated the entities using the carrying amounts of the SPEs’ assets and liabilities.

On April 25, 2011, Cat Financial exercised a clean-up call on their only outstanding asset-backed securitization transaction.  As a result, Cat Financial had no assets or liabilities related to a consolidated SPE as of  December 31, 2011.  The restricted assets (Receivables-finance, Long-term receivables-finance, Prepaid expenses and other current assets, and Other assets) of the consolidated SPEs totaled $136 million at December 31, 2010.  The liabilities (Accrued expenses and Long-term debt due within one year-Financial Products) of the consolidated SPEs totaled $73 million at December 31, 2010.

Prior to January 1, 2010, the SPEs were considered to be QSPEs and thus not consolidated.  Cat Financial’s retained interests in the securitized assets were classified as available-for-sale securities and were included in Other assets in Statement 2 at fair value.  Cat Financial estimated fair value and cash flows using a valuation model and key assumptions for credit losses, prepayment rates and discount rates.  These assumptions were based on Cat Financial’s historical experience, market trends and anticipated performance relative to the particular assets securitized.  Cat Financial periodically evaluated for impairment and recognized the credit component of an other-than-temporary impairment in Profit and the noncredit component in Accumulated other comprehensive income (loss) for those retained interests in which Cat Financial did not intend to sell and it was not likely that they would be required to sell prior to recovery.

To maintain competitiveness in the capital markets and to have effective and efficient use of alternative funding sources, Cat Financial from time to time provided additional reserve support to previously issued asset-backed securitizations.  During the second quarter of 2009, Cat Financial deposited $80 million into supplemental reserve accounts for the securitization transactions to maintain the credit ratings assigned to the transactions, as loss experiences were higher than anticipated primarily due to the adverse economic conditions in the U.S.  Due to the significant value of the deposit in second quarter of 2009, written consent was obtained from the third-party beneficial interest holders of the securitization transactions.  At the time, the QSPE conditions were reviewed and the trusts continued to maintain QSPE status.  These deposits resulted in an increase in Cat Financial’s retained interests.

As of December 31, 2009, the fair value of the retained interests in all securitizations of retail finance receivables outstanding totaled $102 million (cost basis of $107 million).  The fair value of the retained interests as of December 31, 2009 that have been in a continuous unrealized loss position for twelve months or longer totaled $102 million (cost basis of $107 million).  Key assumptions used to determine the fair value of the retained interests were:

December 31, 2009
Cash flow weighted average discount rates on retained interests	7.7% to 12.4%
Weighted-average maturity in months	22
Expected prepayment rate	18.0%
Expected credit losses	4.7% to 4.8%

During 2009, the assumptions used to determine the expected cash flows for Cat Financial’s securitization transactions were revised, which resulted in other-than-temporary impairments to earnings of $34 million.  The impairments recognized in earnings were primarily driven by an increase in the credit loss assumption due to the continuing adverse economic conditions in the U.S.  The noncredit related losses of $12 million for the year ended December 31, 2009, recorded in Accumulated other comprehensive income (loss) were primarily driven by changes in discount rates.

Cat Financial also retained servicing responsibilities and received a servicing fee of approximately one percent of the remaining value of the finance receivables.

Cash flows from retail securitizations:

Year ended
(Millions of dollars)	December 31, 2009
Purchases of contracts through clean-up calls	$95
Servicing fees received	$6
Other cash flows received on retained interests	$10

Characteristics of securitized retail receivables:

Year ended
(Millions of dollars)	December 31, 2009
Total securitized principal balance at December 31,	$346
Average securitized principal balance for the year ended December 31,	$583
Loans > 30 days past due at year ended December 31,	$62
Net credit losses during the year	$36

E.    Sales and Servicing of Trade Receivables

Our Machinery and Power Systems operations generate trade receivables from the sale of inventory to dealers and customers. Certain of these receivables are sold to Cat Financial.

During 2009, Cat Financial sold interests in a certain pool of trade receivables through a revolving structure to third-party commercial paper conduits, which are asset-backed commercial paper issuers that are SPEs of the sponsor bank and are not consolidated by Cat Financial.  Cat Financial services the sold trade receivables and receives an annual servicing fee of approximately 0.5 percent of the average outstanding principal balance. Consolidated expenses of $4 million related to the sale of trade receivables were recognized during 2009, and are included in Other income (expense) in Statement 1.

As of December 31, 2011, 2010 and 2009, there were no outstanding trade receivables sold to the third-party commercial paper conduits.

The cash collections from this pool of trade receivables are first applied to satisfy any obligations of Cat Financial to the third-party commercial paper conduits. The third-party commercial paper conduits have no recourse to Cat Financial’s assets, other than the remaining interest, for failure of debtors to pay when due.

Cash flows from sale of trade receivables:

Year ended December 31,
(Millions of dollars)	2009
Cash proceeds from sales of receivables to the conduits	$887
Servicing fees received	$1
Cash flows received on the interests that continue to be held	$7,548